Cover	Jun. 30, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2023
Entity File Number	001-38535
Entity Registrant Name	APTINYX INC.
Entity Central Index Key	0001674365
Entity Tax Identification Number	47-4626057
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	c/o Verdolino & Lowey, P.C.
Entity Address, Address Line Two	124 Washington Street, Suite 101
Entity Address, City or Town	Foxborough
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02035
City Area Code	508
Local Phone Number	543-1720
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	APTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false